Lease - Schedule of Future Maturity of Lease Liabilities (Details)	Dec. 31, 2024 USD ($)
Schedule of Future Maturity of Lease Liabilities [Abstract]
2025	$ 88,947
2026	12,687
Total future minimum lease payments, undiscounted	101,634
Less: Imputed interest	(2,016)
Present value of future minimum lease payments	$ 99,618